Related Party Transactions and Balances	6 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions and Balances

8. Related Party Transactions and Balances

a. Nature of relationships with related parties

Name	Relationship with the Company
Zhong Yang Holdings Limited	Predecessor Parent Company, owned by the same group of shareholders and determined to be a related party upon the completion of the Reorganization (See Note 1) on March 26, 2020.
Sunx Global Limited	Predecessor Parent Company owns 95% of Sunx Global Limited.
Mr. Huaixi Yang	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
WSYQR Limited	Wholly owned by Mr. Huaixi Yang

b. Related parties transactions

		For the Six Months Ended September 30,
	Nature	2022	2021
Zhong Yang Holdings Limited	Rental expenses	$-	$54,422
Mr. Huaixi Yang	Structure note subscription fee and interest income	$-	$6,426

c. Balance with related parties

	Nature	September 30, 2022	March 31, 2022
Mr. Huaixi Yang (1)	Receivables from a customer – a related party	$1,512,129	$-
Mr. Huaixi Yang (1)	Payable to customers - related parties	$-	$3,378
Sunx Global Limited (2)	Payable to customers - related parties	$30,580	$30,647
WSYQR Limited (3)	Payable to customers - related parties	$68,624	$65,398

(1)	The balances due from Mr. Huaixi Yang represented the payment on behalf of the related party for his trading securities investment through a broker dealer.

(2)	The balances due to Sunx Global Limited represented the bank balances held on behalf of the related party that were received by the Company for its futures and securities investments.

(3)	The balances due to WSYQR Limited represented the bank balances held on behalf of the related party that were received by the Company for its structure note investments.